Intangible Assets - Summary of Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	€ 1,820	€ 1,901
Ending balance	1,633	1,820
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	8,876	8,769
Additions	37	21
Acquisitions through business combinations	140	4
Capitalized subsequent expenditure	3	3
Disposals	(328)	(3)
Net exchange differences	(919)	83
Transfers to disposal groups	(2)
Ending balance	7,808	8,876
Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	7,056	6,868
Amortization through income statement	104	211
Shadow accounting adjustments	26	(89)
Disposals	(288)	(3)
Impairment losses	8
Net exchange differences	(728)	69
Transfers to disposal groups	(2)
Ending balance	6,176	7,056
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	294	299
Ending balance	293	294
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	503	507
Acquisitions through business combinations	56	(8)
Disposals	(55)
Net exchange differences	(42)	4
Ending balance	462	503
Goodwill [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	209	208
Disposals	(28)
Net exchange differences	(11)
Ending balance	169	209
VOBA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,399	1,472
Ending balance	1,153	1,399
VOBA [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	7,576	7,462
Additions	6	2
Disposals	(175)
Net exchange differences	(841)	112
Ending balance	6,565	7,576
VOBA [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	6,177	5,990
Amortization through income statement	63	178
Shadow accounting adjustments	26	(89)
Disposals	(165)
Net exchange differences	(689)	98
Ending balance	5,412	6,177
Future servicing rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	64	57
Ending balance	99	64
Future servicing rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	327	314
Acquisitions through business combinations	47	12
Net exchange differences	(15)	1
Ending balance	359	327
Future servicing rights [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	263	257
Amortization through income statement	7	6
Net exchange differences	(9)	(1)
Ending balance	260	263
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	50	61
Ending balance	51	50
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	362	381
Additions	29	16
Acquisitions through business combinations	9
Capitalized subsequent expenditure	3	3
Disposals	(98)	(3)
Net exchange differences	(9)	(35)
Transfers to disposal groups	(2)
Ending balance	294	362
Software [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	311	320
Amortization through income statement	28	25
Disposals	(95)	(3)
Impairment losses	8
Net exchange differences	(8)	(30)
Transfers to disposal groups	(2)
Ending balance	243	311
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	12	12
Ending balance	36	12
Other [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	109	105
Additions	2	3
Acquisitions through business combinations	29
Net exchange differences	(11)	1
Ending balance	128	109
Other [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	97	93
Amortization through income statement	6	2
Net exchange differences	(11)	2
Ending balance	€ 92	€ 97